Organization and Summary of Significant Accounting Policies (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Other Income and Expenses [Abstract]
Foreign currency transaction gain	$ 549	$ 1,128	$ 2,559
Rabbi Trust gain (loss)	193	296	(41)
Unrealized (loss) gain on Mexican peso forward contracts	(1,160)	2,010	(889)
Realized gain (loss) on Mexican peso forward contracts	1,140	(1,650)	(1,196)
Pension and postretirement plans credit (cost)	447	(1,140)	(1,271)
Other	(149)	523	235
Other income (expense), net	$ 1,020	$ 1,167	$ (603)